Account Payables and Accrued Expenses - Future lease payments included in the measurement of the lease liabilities (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Principal	$ 1,175
Interest	81
Total	1,256
2020
Disclosure of maturity analysis of operating lease payments [line items]
Principal	384
Interest	39
Total	423
2021
Disclosure of maturity analysis of operating lease payments [line items]
Principal	275
Interest	24
Total	299
2022
Disclosure of maturity analysis of operating lease payments [line items]
Principal	252
Interest	14
Total	266
2023
Disclosure of maturity analysis of operating lease payments [line items]
Principal	264
Interest	4
Total	268
2024
Disclosure of maturity analysis of operating lease payments [line items]
Principal	0
Interest	0
Total	$ 0